INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2011, of which Glorycrown and Everbright accounted for $99.2 million:

(in thousands of $)	2011	2010
Total minimum lease payments to be received	2,181,586	2,779,907
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(629,397)	(726,751)
Net minimum lease payments receivable	1,552,189	2,053,156
Estimated residual values of leased property (un-guaranteed)	352,328	370,379
Less: unearned income	(503,921)	(770,417)
	1,400,596	1,653,118
Less: deferred deemed equity contribution	(164,471)	(180,890)
Less: unamortized gains	(16,065)	(16,947)
Total investment in direct financing and sales-type leases	1,220,060	1,455,281

Current portion	60,160	103,976
Long-term portion	1,159,900	1,351,305
	1,220,060	1,455,281

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2011, are as follows:

(in thousands of $) Year ending December 31
2012	191,833
2013	187,952
2014	186,533
2015	215,338
2016	250,816
Thereafter	1,149,114
Total minimum lease revenues	2,181,586